ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	As of December 31,
	2023	2024
	RMB	RMB
Salaries and welfare payables	195,014	232,927
Payables for purchase of property and equipment	179,839	124,333
Accrued expenses	65,159	111,877
Current portion of operating lease liabilities	34,993	16,103
VAT and other tax payables	19,847	28,563
Advances from employees	3,472	2,923
Total	498,324	516,726